Summary of Significant Accounting Policies - Schedule of Reconciliation of Net Loss Per Common Stock (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss		$ (19,363,000)		$ (19,166,000)			$ (66,002,000)	$ (60,298,000)	$ (75,234,000)	$ (73,281,000)
Numerator
Net loss		(19,363,000)		$ (19,166,000)			$ (66,002,000)	$ (60,298,000)	$ (75,234,000)	$ (73,281,000)
Khosla
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (13,678,611)	4,008,374	$ (3,261,529)		$ (16,940,140)	$ (12,931,766)
Accretion of temporary equity to redemption value		0			(2,498,065)	0
Net loss including accretion of temporary equity to redemption value		4,008,374			(19,438,205)	(12,931,766)
Numerator
Allocation of net loss including accretion of temporary equity		(4,008,374)			19,438,205	12,931,766
Accretion of temporary equity to redemption value		0			2,498,065	0
Net loss	$ (13,678,611)	4,008,374	$ (3,261,529)		(16,940,140)	(12,931,766)
Khosla | Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss		95,049			(435,182)	(297,614)
Accretion of temporary equity to redemption value		0			0	0
Net loss including accretion of temporary equity to redemption value		(95,049)			(435,182)	297,614
Numerator
Allocation of net loss including accretion of temporary equity		95,049			435,182	(297,614)
Accretion of temporary equity to redemption value		0			0	0
Net loss		$ 95,049			$ (435,182)	$ (297,614)
Denominator
Weighted-average shares outstanding (in shares)		1,132,688			721,974	876,833
Basic and diluted net income (loss) per share (in USD per share)		$ 0.08			$ (0.60)	$ (0.34)
Khosla | Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss		$ 419,575			$ (3,013,835)	$ (1,697,098)
Accretion of temporary equity to redemption value		0			0	0
Net loss including accretion of temporary equity to redemption value		(419,575)			(3,013,835)	1,697,098
Numerator
Allocation of net loss including accretion of temporary equity		419,575			3,013,835	(1,697,098)
Accretion of temporary equity to redemption value		0			0	0
Net loss		$ 419,575			$ (3,013,835)	$ (1,697,098)
Denominator
Weighted-average shares outstanding (in shares)		5,000,000			5,000,000	5,000,000
Basic and diluted net income (loss) per share (in USD per share)		$ 0.08			$ (0.60)	$ (0.34)
Khosla | Common Stock Subject To Possible Redemption
Denominator
Basic and diluted net income (loss) per share (in USD per share)					$ (0.51)
Khosla | Common Stock Subject To Possible Redemption | Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss		$ 3,493,750			$ (13,491,123)	$ (10,937,054)
Accretion of temporary equity to redemption value		0			(2,498,065)
Net loss including accretion of temporary equity to redemption value		(3,493,750)			(15,989,188)	10,937,054
Numerator
Allocation of net loss including accretion of temporary equity		3,493,750			15,989,188	(10,937,054)
Accretion of temporary equity to redemption value		0			2,498,065
Net loss		$ 3,493,750			$ (13,491,123)	$ (10,937,054)
Denominator
Weighted-average shares outstanding (in shares)		41,634,412			26,526,318	32,222,812
Basic and diluted net income (loss) per share (in USD per share)		$ 0.08				$ (0.34)